Cover	Sep. 15, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	001-40367
Entity Registrant Name	VACCITECH PLC
Entity Central Index Key	0001828185
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Vaccitech plc
Entity Address, Address Line Two	Unit 6-10
Entity Address, Address Line Three	Zeus Building Rutherford Avenue
Entity Address, City or Town	Harwell, Didcot
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX11 0DF
City Area Code	+44 (0)
Local Phone Number	1865 818 808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares[Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	VACC
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*